Principles of consolidation (Details)	Dec. 31, 2020	Dec. 31, 2019
Campos Novos Energia S.A. - "Enercan"
Significant investment in subsidiary or joint operation
Percentage of shares in joint operation	20.98%	20.98%
Cia. Minera Shalipayco S.A.C
Significant investment in subsidiary or joint operation
Percentage of shares in joint operation	75.00%	75.00%
L.D.O.S.P.E. Empreendimentos e Participaes Ltda.
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	100.00%	100.00%
L.D.Q.S.P.E. Empreendimentos e Participaes Ltda.
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	100.00%	100.00%
L.D.R.S.P.E. Empreendimentos e Participaes Ltda.
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	100.00%	100.00%
Mineracao Dardanelos Ltda.
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	100.00%	100.00%
Nexa BR
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	100.00%	100.00%
Mineracao Santa Maria Ltda.
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	99.99%	99.99%
Pollarix S. A.
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	33.33%	33.33%
Pollarix S. A. | Nexa BR
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	33.33%	33.33%
Karmin Holding Ltda.
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	100.00%	100.00%
Mineracao Rio Aripuana Ltda.
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	100.00%	100.00%
Votorantim Metals Canada Inc.
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	100.00%	100.00%
Nexa Resources El Porvenir S.A.C.
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	99.99%	99.99%
Minera Pampa de Cobre S.A.C
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	99.99%	99.99%
Nexa Resources Cajamarquilla S.A. - "NEXA CJM"
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	99.99%	99.99%
NEXA Peru
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	80.23%	80.23%
Nexa Resources Atacocha S.A.A. - "NEXA Atacocha"
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	66.62%	66.62%
Nexa Resources UK Ltd. - "NEXA UK"
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	100.00%	100.00%
Nexa Resources US. Inc.
Significant investment in subsidiary or joint operation
Percentage of shares in subsidiary	100.00%	100.00%